Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDSSM

BlackRock All-Cap Energy & Resources Portfolio

(the “Fund”)

Supplement dated January 17, 2020

to the Fund’s Summary Prospectuses, Prospectuses

and Statement of Additional Information (the “SAI”)

Effective January 13, 2020, the Fund changed its name to BlackRock Energy Opportunities Fund. Accordingly, effective January 13, 2020, references to the Fund’s name in the Fund’s Summary Prospectuses, Prospectuses and SAI are changed to reflect the new Fund name.

BLACKROCK ENERGY OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDSSM

BlackRock All-Cap Energy & Resources Portfolio

(the “Fund”)

Supplement dated January 17, 2020

to the Fund’s Summary Prospectuses, Prospectuses

and Statement of Additional Information (the “SAI”)

Effective January 13, 2020, the Fund changed its name to BlackRock Energy Opportunities Fund. Accordingly, effective January 13, 2020, references to the Fund’s name in the Fund’s Summary Prospectuses, Prospectuses and SAI are changed to reflect the new Fund name.